Fair Value Non-recurring measurement (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Measurements, Nonrecurring | Level 3
Non-recurring fair value measurements
Cost Method Investments, Fair Value Disclosure	$ 0	$ 9,242